Acquisitions and Dispositions (Disposition of Gas Transmission & Storage Operations) (Narrative) (Detail) - USD ($)			1 Months Ended		12 Months Ended
		Nov. 30, 2020	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jul. 31, 2020
Business Acquisition And Dispositions [Line Items]
Income tax expense		$ 336,000,000	$ 173,000,000		$ (148,000,000)	$ 239,000,000	$ (59,000,000)
Goodwill write-off	[1]				$ 110,000,000
Disposal group, including discontinued operation, deposits				$ 1,300,000
Term Loan Credit Agreement
Business Acquisition And Dispositions [Line Items]
Credit facility, description					The agreement matured in December 2021 and bore interest at a variable rate.
Debt, maturity month and year				2021-12
GT&S Transaction
Business Acquisition And Dispositions [Line Items]
Derivative payment									$ 165,000,000
GT&S Transaction | BHE
Business Acquisition And Dispositions [Line Items]
Disposal group, total value of consideration										$ 10,000,000,000
Disposal group, cash consideration							222,000,000			$ 4,000,000,000
Cash proceeds received		2,700,000,000
Disposal group, recognized a pre-tax gain		127,000,000
Goodwill write-off		$ 1,400,000,000
GT&S Transaction | BHE | Transition Service Agreement
Business Acquisition And Dispositions [Line Items]
Operating revenue					$ 20,000,000	21,000,000	$ 4,000,000
Disposal group, administrative services description					Dominion Energy will continue to provide specified administrative services to support the operations of the disposed business for up to 24 months after closing, subsequently extended through June 2023 for certain services.
GT&S Transaction | BHE | Cove Point
Business Acquisition And Dispositions [Line Items]
Percentage ownership in total units		50.00%
Disposal group, initial fair value		$ 2,800,000,000
GT&S Transaction | BHE | General Partner Interest
Business Acquisition And Dispositions [Line Items]
Percentage ownership in total units										100.00%
GT&S Transaction | BHE | Limited Partner Interests
Business Acquisition And Dispositions [Line Items]
Percentage ownership in total units										25.00%
Q-Pipe Group | BHE
Business Acquisition And Dispositions [Line Items]
Disposal group, cash consideration									$ 1,300,000,000
Q-Pipe Group | Southwest Gas
Business Acquisition And Dispositions [Line Items]
Disposal group, total value of consideration								$ 2,000,000,000
Disposal group, cash consideration								$ 1,500,000,000
Cash proceeds received			1,500,000,000
Disposal group, recognized a pre-tax gain			666,000,000			$ 666,000,000
Gain (loss) on held for sale					$ 27,000,000
Gain (loss) on held for sale, after tax					$ 20,000,000
Goodwill write-off			$ 191,000,000
Disposal group, administrative services description					Dominion Energy will continue to provide specified administrative services to support the operations of the disposed businesses for up to 12 months after closing, subsequently extended through July 2023 for certain services. Dominion Energy recorded $6 million associated with the transition services agreement in operating revenue in the Consolidated Statements of Income for the year ended December 31, 2022.
Q-Pipe Transaction | BHE | Term Loan Credit Agreement
Business Acquisition And Dispositions [Line Items]
Credit facility, amount borrowed				$ 1,300,000,000

[1]	See Note 3 for more information